INCOME TAX - Schedule of Income Taxes Attributed to Continuing Operations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 748	$ 0
Deferred income tax expenses	0	0
Total income tax expense	$ 748	$ 0